Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash, current	$ 0	$ 367	$ 367
Letters of Credit
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 4,200	$ 4,500		$ 400